Loans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Troubled Debt Restructuring [Line Items]
Effective yield	5.81%	6.29%
Accrued interest	$ 11,100,000	$ 8,000,000.0
Financing receivable, nonaccrual, interest income	0
Residential mortgage loans | 30 - 59 days | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	400,000	500,000
Residential mortgage loans | 60 - 89 days | Term extension
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	25,200,000	0
Residential mortgage loans | 90 days or more | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	$ 700,000	$ 0